Financial Instruments and Risk Management (Hedging Instruments Recorded in AOCI) (Details) - Currency risk [member] - Fair value hedges [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Balance, beginning of the period	$ 5.7	$ 4.6
Unrealized gain (loss) on currency instruments	2.1	(0.4)
Deferred income tax related to hedging instrument	0.0	0.1
Allowance account for credit losses of financial assets at end of period	4.0	5.7
CAD Currency Instruments [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Unrealized gain (loss) on currency instruments	(1.7)	0.8
MXN Currency Instruments [Member]
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Unrealized gain (loss) on currency instruments	$ (2.1)	$ 0.6